Fixed Assets (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fixed Assets

Note 7 – Fixed Assets

Fixed assets consist of the following at June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018
Land	$179,731	$-
Office equipment	23,469	18,314
Furniture and fixtures	32,216	23,595
Software	17,654	-
Equipment and machinery	310,919	-
Construction in progress	156,909	316,491
	720,898	358,400
Less: accumulated depreciation	(6,966)	(1,961)
Total	$713,932	$356,439

Construction in progress consists of equipment and capital improvements on the Popayán farm that have not yet been placed in service.

Depreciation and amortization expense totaled $5,005 and $103 for the six months ended June 30, 2019 and June 30, 2018, respectively.

OWP Ventures, Inc. [Member]
Fixed Assets

Note 9 – Fixed Assets

Fixed assets consist of the following at December 31, 2018:

December 31,
2018
Office equipment	$18,314
Furniture and fixtures	23,595
Construction in progress	316,491
358,400
Less: accumulated depreciation	(1,961)
Total	$356,439

Construction in progress consists of equipment and capital improvements on the Popayán farm that have not yet been placed in service.

Depreciation and amortization expense totaled $1,961 for the year ended December 31, 2018.